Lease (Details Narrative)					1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2019 USD ($)	Feb. 01, 2016 USD ($)	Jan. 15, 2016 USD ($) integer	Dec. 04, 2015	Nov. 27, 2019	Sep. 30, 2020 USD ($)	Dec. 31, 2019
Leases (Tables)
Finance lease agreement description					The Company entered a 39-month agreement to lease an automobile with a monthly payment of $420.	The Company entered into a 60-month lease agreement to finance certain laboratory equipment in July 2018 with a purchase option of $1	The Company entered into a 60-month lease agreement to finance certain laboratory equipment in July 2018 with a bargain purchase option of $1.
Annual rent	$ 90,000	$ 50,000
Operating lease agreement description	The Company entered into a new operating lease agreement to rent office space in Ronkonkoma, NY. This five- year agreement commenced on September 12, 2019 with an annual rent of $90,000 and 3% increase in each successive lease year beginning in 2021. The Company has an option to buy the property during the first two years of the lease for $1,200,000 and then at fair market value for the remainder of the lease term.		The Company entered into a five-year agreement to lease 2 copiers with and annual payment of $2,985.	The Company entered into a new operating lease agreement to rent office space in Bohemia, NY This five-year agreement commenced February 1, 2016 with an annual rent of $50,000 and 3.75% increases in each successive lease year.
Term of lease agreement	2 years	5 years	5 years
Lease	$ 1,200,000					$ 1,200,000
Operating lease, commencement date		Feb. 01, 2016
Lease rate increase each successive year, percentage	0.03%	3.75%
Operating lease, rental expenses			$ 2,985
Number of copiers | integer			2